Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For the years ended December 31,
	2023	2022
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	363,605	331,688
Deferred tax (benefit):	-	-
Cayman Islands	-	-
Hong Kong	-	-
China	(19,019)	(4,304)
Income tax provision	$344,586	$327,384

Schedule of Reconciles the PRC Statutory Rate	The following table reconciles the PRC statutory rate to the Company’s effective tax rate:
	For the years ended December 31,
	2023	2022
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	(8.2)%	(5.4)%
Non-deductible expenses	1.2%	0.2%
Effect of PRC preferential tax rate	(3.2)%	(8.8)%
Non-PRC entities loss not subject to PRC tax	3.9%	2.3%
Effective tax rate	18.7%	13.3%

Schedule of Movement of Deferred Tax Liabilities and Assets	Components of deferred tax assets and liabilities were as follows:
	As of December 31,
	2023	2022
Allowance for doubtful debt	$3,460	$4,289
Inventories valuation allowance	2,709	1,854
Depreciation	(253,062)	-
Net deferred tax (liabilities) assets	$(246,893)	$6,143

Schedule of Movement of Deferred Tax Liabilities and Assets	The movement of deferred tax liabilities and assets is as follows:
	As of December 31,
	2023	2022
Balance at beginning of the year	$6,143	$2,169
Current year (reduction) addition	(254,224)	4,304
Foreign exchange difference	1,188	(330)
Balance at end of the year	$(246,893)	$6,143